Fair Value (Tables)	6 Months Ended
Jun. 30, 2021
A Place For Rover INC
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Schedule of Fair Value Assets Measured On Recurring Basis

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,854	$—	$—	$37,854
Total	$37,854	$—	$—	$37,854
	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,857	$—	$—	$37,857
Total	$37,857	$—	$—	$37,857